CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,202	$ 8,659	¥ 45,185
Restricted cash	1,916	262	1,271
Short-term investments			68,378
Accounts receivable, net	295,713	40,513	475,992
Prepayments and other current assets	¥ 112,044	$ 15,348	108,354
Amounts due from a related party			¥ 253
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Total current assets	¥ 472,875	$ 64,782	¥ 699,433
Non-current assets:
Property and equipment, net	8,847	1,212	14,635
Right-of-use assets, net	4,647	637	6,217
Intangible assets, net	57,985	7,944	82,818
Goodwill	65,481	8,971	65,481
Deferred tax assets	31,548	4,322	21,968
Other non-current assets	225,643	30,913	141,384
Total non-current assets	394,151	53,999	332,503
Total assets	867,026	118,781	1,031,936
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB446,146 and RMB328,237(US$44,969) as of December 31, 2023 and 2024, respectively):
Accounts payable	145,777	19,971	254,099
Accrued expenses and other current liabilities	74,269	10,175	108,132
Short-term debt	112,848	15,460	92,653
Short-term lease liabilities	2,818	386	3,906
Amounts due to a related party	1,350	185
Total current liabilities	337,062	46,177	458,790
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB68,140 and RMB69,292 (US$9,493) as of December 31, 2023 and 2024, respectively):
Long-term debt	4,706	645	7,533
Long-term lease liabilities	1,635	224	1,434
Deferred tax liabilities	599	82	4,689
Other non-current liabilities	62,408	8,550	54,212
Total non-current liabilities	69,348	9,501	67,868
Total liabilities	406,410	55,678	526,658
Commitments and contingencies
Shareholders' equity:
Ordinary shares	615	84	43
Additional paid-in capital	1,839,482	252,008	1,885,142
Accumulated deficit	(1,373,825)	(188,214)	(1,376,530)
Accumulated other comprehensive loss	(1,550)	(212)	(2,466)
Total Quhuo Limited shareholders' equity	464,722	63,666	506,189
Non-controlling interests	(4,106)	(563)	(911)
Total shareholders' equity	460,616	63,103	505,278
Total liabilities and shareholders' equity	¥ 867,026	$ 118,781	¥ 1,031,936